SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Financial Instruments - Credit Losses (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Jan. 01, 2023	Jan. 02, 2022
Accounting Policies [Abstract]
Accounts receivable, net	$ 62,700
Allowance for credit loss	$ 566	$ 807	$ 940
Trade account receivable, percentage outstanding	98.00%